COMMON STOCK	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

On July 8, 2024, the Common Stock and warrants began trading on Nasdaq under the ticker symbols “SDST” and “SDSTW”, respectively.

Each share of Common Stock is entitled to one vote. The holders of Common Stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors (the “Board”), subject to prior rights of the convertible preferred stockholders. Shares of Common Stock issued and outstanding on the consolidated balance sheet and consolidated statement of stockholders’ deficit includes shares related to restricted stock that are subject to repurchase.

The Company is authorized to issue 700,000,000 and 100,000,000 shares, par value of $0.0001 per share, of Common Stock and Preferred stock, respectively. At December 31, 2024, the Company had 47,736,279 shares of Common Stock issued and outstanding. Not reflected in the shares issued and outstanding as of December 31, 2024, is approximately 618,626 shares of Common Stock related to restricted stock units that vested in 2024 but have not yet been settled and issued. As of December 31, 2023, the Company had 41,499,772 shares of common stock, par value $0.0001, issued and outstanding.

Common Stock Purchase Agreement

On October 7, 2024, the Company entered into a Common Stock Purchase Agreement and a Registration Rights Agreement (collectively referred to as the “Purchase Agreement”) with B. Riley Principal Capital II, LLC. Pursuant to the Purchase Agreement, the Company has the right, in its sole discretion, to sell to B. Riley Principal Capital II, LLC up to the lesser of (i) $50.0 million of newly issued shares of the Company’s common stock, and (ii) the Exchange Cap (as defined below) (subject to certain conditions and limitations), from time to time during the 36-month term of the Purchase Agreement. Under the applicable NASDAQ rules, the Company may not issue to B. Riley Principal Capital II, LLC under the Purchase Agreement more than 9,569,701 shares of common stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Purchase Agreement unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock will be determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II, LLC cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $7.7020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024.

Upon executing the Purchase Agreement and Registration Rights Agreement, the Company also issued 63,694 shares of Common Stock called Commitment Shares to B. Riley Principal Capital II, LLC as a consideration for this agreement. These shares, valued at $7.85 each (based on Nasdaq’s closing price on October 4, 2024), represent 1.0% of B. Riley Principal Capital II, LLC’s $50 million purchase commitment under the agreement. The cost of this on the effective date of the purchase agreement was $500,000 and is a component of finance charges in the accompanying consolidated statements of operations. Regarding the aforementioned commitment shares, the Purchase agreement specifies the following:

a)	If B. Riley Principal Capital II, LLC’s resale of the Commitment Shares yields less than $500,000 by specified dates, the Company may need to pay up to $500,000 in cash (“make-whole” payment)
b)	No cash payment will be made if B. Riley Principal Capital II, LLC’s net proceeds from reselling the shares meet or exceed $500,000.
c)	If B. Riley Principal Capital II, LLC’s resale proceeds exceed $500,000, it will pay the Company 50% of the amount above $500,000.

Under the terms of the Purchase Agreement, if the aggregate proceeds received by B. Riley Principal Capital II, LLC from its resale of the Commitment Shares is less than $500,000 then, upon notice by B. Riley Principal Capital II, LLC, the Company must pay the difference between $500,000, and the aggregate proceeds received by B. Riley Principal Capital II, LLC from its resale of the Commitment Shares. On December 31, 2024, the fair market value of the Commitment Shares was $227,989. Therefore, the Company’s make-whole obligation was $272,011, and this amount was recorded in Accrued expenses and other current liabilities in the accompanying consolidated balance sheet as at December 31, 2024. The change in the fair value of the make-whole obligation is recorded as a component of finance charges in the accompanying consolidated statements of operations for the year ended December 31, 2024.

The Company agreed to reimburse B. Riley Principal Capital II, LLC an amount of $75,000 for legal fees related to the Purchase and Registration Rights Agreements, with $25,000 paid upfront and $50,000 withheld by B. Riley Principal Capital II, LLC from 50% of the purchase price of shares acquired in initial and subsequent purchases under the agreement until the full amount is covered. If the $50,000 is not fully withheld by December 31, 2024, or upon agreement termination, the Company must pay the remaining balance in cash. Additionally, the Company will reimburse up to $5,000 per fiscal quarter for B. Riley Principal Capital II, LLC’s legal fees related to due diligence and related matters.

The Company issued 55,826 shares of Common Stock through December 31, 2024, aggregating to net proceeds of $260,927 under the Common Stock Purchase Agreement.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS